Accounting Changes	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Accounting Changes	ACCOUNTING CHANGES
New Standards to be Implemented
Income Tax Disclosures
Standard/Description–Issuance date: December 2023. This guidance requires disaggregated disclosure of the tax rate reconciliation into eight categories, with further disaggregation required for items greater than a specific threshold. Additionally, the guidance requires the disclosure of income taxes paid disaggregated by federal, state and foreign jurisdictions.
Effective Date and Adoption Considerations–The guidance is effective January 1, 2025 and early adoption is permitted. The company expects to adopt the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, it will impact note H, “Taxes,” but will not impact the consolidated financial results.
Segment Reporting Disclosures
Standard/Description–Issuance date: November 2023. This guidance requires the disclosure of significant segment expenses that are regularly provided to a company's chief operating decision maker and included within each reported measure of segment profit or loss. The company must also disclose “other segment items,” which is the difference between segment revenue less significant expenses for each reported measure of segment profit or loss, and a description of its composition. This guidance also requires all segment annual disclosures to be provided on an interim basis.
Effective Date and Adoption Considerations–The guidance is effective for annual periods beginning in 2024, and for interim periods beginning January 1, 2025, and is required to be applied on a retrospective basis to all prior periods presented. Early adoption is permitted. The company will adopt the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–As the guidance is a change to disclosures only, it will impact note D, “Segments,” but will not have an impact in the consolidated financial results.
Standards Implemented
Disclosures of Supplier Finance Program Obligations
Standard/Description–Issuance date: September 2022. This guidance requires an entity to provide certain interim and annual disclosures about the use of supplier finance programs in connection with the purchase of goods or services.
Effective Date and Adoption Considerations–The guidance was effective January 1, 2023 with certain annual disclosures required beginning in 2024 and early adoption was permitted. The company adopted the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results. Refer to note A, "Significant Accounting Policies," for additional information.
Troubled Debt Restructurings and Vintage Disclosures
Standard/Description–Issuance date: March 2022. This eliminates the accounting guidance for troubled debt restructurings and requires an entity to apply the general loan modification guidance to all loan modifications, including those made to customers experiencing financial difficulty, to determine whether the modification results in a new loan or a continuation of an existing loan. The guidance also requires presenting current-period gross write-offs by year of origination for financing receivables and net investment in leases.
Effective Date and Adoption Considerations–The amendment was effective January 1, 2023 and early adoption was permitted. The company adopted the guidance as of the effective date.
Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results. Refer to note L, "Financing Receivables," for additional information.